TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Trade receivables
Trade receivables - gross	$ 76,708	$ 69,715	$ 55,862
Less: Allowance for credit losses	(1,290)	(2,301)	$ (1,877)
Trade receivables - net	75,418	67,414
Less: receivables attributable to related parties, net	(95)	(725)
Trade receivables - net closing balance	75,323	66,689
Other receivables
Prepayments	7,135	5,281
Advance tax	2,025	4,233
VAT/Sales Tax receivables	4,365	2,947
Other receivables	3,742	1,223
Deposits	840	731
Other receivables	18,107	14,415
Trade and other receivables	$ 93,430	$ 81,104